Investment Risks - Performance Trust Short Term Bond ETF	Dec. 29, 2025
Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risks. Fixed-income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. An issuer may not make timely payments of principal and interest. An issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.
Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.
Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. The value of Shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
Collateralized Debt Obligation / Collateralized Loan Obligation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Debt Obligation/Collateralized Loan Obligation Risk. In addition to the normal interest rate, default and other risks of fixed-income securities, CDOs and CLOs carry additional risks, including the possibility that distributions from collateral securities may not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs and CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
High-Yield Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Fixed-Income Securities Risk. High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade by a NRSRO. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.
Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed Securities Risk:
•Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal. In addition, the liquidity of such investments may change over time.

•Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Fund’s higher yielding MBS may be prepaid and the Fund may have to replace them with securities having a lower yield.

•Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments may slow causing portfolio securities considered short- or intermediate-term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•Interest-Only and Principal-Only MBS Risk. These securities are extremely sensitive to changes in interest rates and prepayments.

Mortgage-Backed Securities Risk, Credit And Market Risks Of Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal. In addition, the liquidity of such investments may change over time.
Mortgage-Backed Securities Risk, Prepayment Risk Of Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Fund’s higher yielding MBS may be prepaid and the Fund may have to replace them with securities having a lower yield.
Mortgage-Backed Securities Risk, Extension Risk Of Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments may slow causing portfolio securities considered short- or intermediate-term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.
Mortgage-Backed Securities Risk, Interest-Only And Principal-Only MBS Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest-Only and Principal-Only MBS Risk. These securities are extremely sensitive to changes in interest rates and prepayments.
Commercial Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commercial Mortgage-Backed Securities Risk. CMBS are subject to the risks generally associated with mortgage-backed securities. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. CMBS issued by non-government entities may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions.
Stripped Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stripped Mortgage-Backed Securities Risk. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings & loans, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
Residential Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Residential Mortgage-Backed Securities Risk. RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Credit risk on RMBS arises from losses due to delinquencies and defaults by borrowers in payments on the underlying mortgages. The rate of delinquencies and defaults on RMBS and the amount of the resulting losses depend on a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans, and generally have higher default rates than loans that meet government underwriting requirements. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.
Collateralized Mortgage Obligation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Mortgage Obligation Risk. The Fund may be affected by the credit risk of CMOs, which is the possibility that the Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss, if there are defaults on the mortgage loans underlying the CMOs. This risk may be increased to the extent that the underlying mortgages include sub-prime mortgages and in relation to the level of subordination of the CMOs held by the Fund. In addition, CMOs may be less liquid or may exhibit greater price volatility than other types of mortgages or asset-backed securities.
Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk. The impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, could result in a reduction in the value of the security. Like mortgage-backed securities (discussed below), asset-backed securities are also subject to prepayment risk and extension risk.
Municipal Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risks. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or particular types of projects may have a disproportionate impact on the Fund’s share price. Municipal securities may decrease in value during times when federal income tax rates are falling. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
U.S. Government And U.S. Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. Government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.
Reverse Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made under the Adviser’s fair value pricing procedures may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Inverse Floating Rate Debt Instruments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inverse Floating Rate Debt Instruments Risk. The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than fixed rate bonds. The price of inverse floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment.
ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risk, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.
ETF Risk, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risk, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
Derivatives Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivative Securities Risk. The Fund’s use of derivatives may cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge. Because the use of derivative instruments often creates economic leverage, the Fund’s investments in derivatives could create exposure greater than the value of the securities in the Fund’s portfolio. Investing in derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. During unfavorable market conditions, derivative instruments could become harder to value or sell at a fair price. As a result, the Fund may be unable to liquidate a position because of an illiquid secondary market. Investments in derivative instruments are also subject to the risk that a counterparty to the derivative instrument may become insolvent, enter administration, liquidate or otherwise fail to perform its obligations due to financial difficulties. In such situations, the Fund may obtain no recovery of its investment, or any recovery may be delayed.
•Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent and derivatives risks generally, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.

•Options Risk. Options are subject to the same risks as the investments in which the Fund invests directly and derivatives risks generally, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.

•Swap Agreements Risk. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and typically will not have liquidity beyond the counterparty to the agreement.

Derivatives Securities Risk, Futures Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent and derivatives risks generally, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.
Derivatives Securities Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. Options are subject to the same risks as the investments in which the Fund invests directly and derivatives risks generally, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.
Derivatives Securities Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and typically will not have liquidity beyond the counterparty to the agreement.
Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Investments in derivatives involve the use of leverage. Leverage can increase the investment returns of the Fund. However, if the investment decreases in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. The Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents, and other liquid securities, to meet any applicable asset coverage obligations under the 1940 Act. However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of such collateral securities at disadvantageous prices.
Newer Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk. The Fund is a recently organized, management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser to implement the investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. A higher portfolio turnover rate may result in increased brokerage transaction costs and the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a lower portfolio turnover rate, which may lower the Fund’s return. A portfolio high turnover rate may mean that you would have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.
Defaulted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Defaulted Securities Risk. Investments in defaulted securities entail high risk and have speculative characteristics. Risks of such investments include the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in working or restructuring or in bankruptcy or similar proceeding).
Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The Fund may invest in shares of other investment companies, including closed-end mutual funds and ETFs. The risk of owning other investment companies, including other ETFs, generally reflects the risks of owning underlying investments the other investment company holds. Your cost of investing in the Fund may be higher than the cost of investing directly in the underlying fund shares. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. Active trading markets for Shares may not be developed or maintained by market makers or APs. APs are not obligated to make a market in the Shares or to submit purchase or redemption orders for creation units. Trading in Shares on an exchange may be halted in certain circumstances.
Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.